As filed with the Securities and Exchange Commission on November 24, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22773

Brookfield Mortgage Opportunity Income Fund Inc.
 (Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Schedule of Investments (Unaudited)
September 30, 2015
			Principal
	Interest		Amount
	Rate	Maturity	(000s	)	Value
ASSET-BACKED SECURITIES - 2.7%
Housing Related Asset-Backed Securities - 2.7%
Greenpoint Manufactured Housing
Series 1999-1, Class A5	6.77%	08/15/29	$6,480		$6,315,637
Series 1999-3, Class 1A7	7.27	06/15/29	4,629		4,560,778
Total Housing Related Asset-Backed Securities					10,876,415
TOTAL ASSET-BACKED SECURITIES
(Cost $10,905,068)					10,876,415
RESIDENTIAL MORTGAGE RELATED HOLDINGS - 91.2%
Non-Agency Mortgage-Backed Securities - 91.2%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-OP1, Class A2D 1,2	0.43	04/25/36	6,740		4,831,535
Series 2005-ASP1, Class M1 1,2	0.87	09/25/35	10,548		8,407,765
Alternative Loan Trust
Series 2007-OA3, Class 1A1 1,2,3	0.33	04/25/47	10,432		8,738,809
Series 2006-OA17, Class 1A1A 1,2,3	0.41	12/20/46	5,580		4,131,829
Series 2006-OA1, Class 2A1 1,2,3	0.43	03/20/46	7,060		5,571,163
Series 2006-OA2, Class A1 1,2,3	0.43	05/20/46	5,705		4,348,569
Series 2007-2CB, Class 2A11 1	0.59	03/25/37	7,118		4,840,656
Series 2006-19CB, Class A9 1	0.89	08/25/36	5,898		4,346,909
Series 2005-50CB, Class 1A1 3	5.50	11/25/35	4,158		4,025,991
Series 2007-15CB, Class A2	5.75	07/25/37	2,488		2,280,270
Series 2007-15CB, Class A5	5.75	07/25/37	2,290		2,098,945
Series 2006-45T1, Class 2A5 3	6.00	02/25/37	5,116		4,440,104
Series 2006-29T1, Class 2A6	6.50	10/25/36	5,268		4,782,510
Series 2006-23CB, Class 2A7 1,4	27.65	08/25/36	2,467		3,886,721
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2007-HE1, Class A4 1,2	0.33	12/25/36	5,397		4,357,083
Banc of America Funding Trust
Series 2006-G, Class 3A2 1	5.75	07/20/36	6,699		6,602,501
BCAP LLC Trust
Series 2010-RR5, Class 5A10 1,2,5,6	0.52	11/26/35	6,733		4,614,791
Series 2010-RR6, Class 1910 1,2,5,6	0.53	11/26/35	8,440		5,795,208
Series 2012-RR4, Class 5A6 1,5,6	2.39	05/26/36	3,822		2,670,760
Series 2009-RR11, Class 3A2 1,5,6	4.56	01/26/36	3,951		3,539,241
Series 2013-RR2, Class 3A2 1,5,6	6.06	03/26/36	7,350		7,111,125
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 1,5,6	3.95	05/15/29	3,750		3,569,119
Carefree Portfolio Trust
Series 2014-CARE, Class F 1,2,5,6	2.79	11/15/19	5,580		5,412,957
CHL Mortgage Pass-Through Trust
Series 2006-OA5, Class 2A1 1,2,3	0.39	04/25/46	9,670		7,823,675
Series 2006-HYB5, Class 3A1A 1	2.71	09/20/36	1,337		1,154,841
Series 2006-HYB5, Class 3A1B 1	2.71	09/20/36	6,155		5,315,446
Citigroup Mortgage Loan Trust
Series 2012-6, Class 2A2 1,5,6	2.42	08/25/36	8,763		7,291,343
Series 2007-AR5, Class 1A2A 1,3	2.76	04/25/37	3,893		3,523,306
Series 2009-6, Class 19A2 5,6	6.00	03/25/36	4,635		3,371,058
Credit Suisse Mortgage Trust
Series 2011-10R, Class 3A2 1,5,6	2.75	09/27/36	5,225		4,332,430
Series 2010-19R, Class 5A4 5,6	3.25	08/27/36	11,120		10,847,482
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6 1	0.84	11/25/35	4,195		2,985,487
Series 2005-FA9, Class A1 1,3	0.89	12/25/35	3,891		2,818,248
GMAC Mortgage Home Equity Loan Trust
Series 2007-HE2, Class A3	6.19	12/25/37	5,014		4,987,708
GSAMP Trust
Series 2006-NC2, Class A2C 1,2	0.34	06/25/36	923		578,297
Series 2006-HE8, Class A2C 1,2	0.36	01/25/37	9,417		7,855,708
Home Equity Asset Trust
Series 2006-7, Class 2A3 1,2	0.34	01/25/37	10,084		7,859,772
Hyatt Hotel Portfolio Trust
Series 2015-HYT, Class E 1,2,3,5,6	4.01	11/15/29	4,000		3,985,980
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 1A1 1,3	2.86	03/25/37	3,854		3,562,946
Series 2007-AR3, Class 1A1 1,3	2.98	07/25/37	5,591		4,936,343
IXIS Real Estate Capital Trust
Series 2007-HE1, Class A1 1,2	0.25	05/25/37	2,356		802,516
Series 2007-HE1, Class A2 1,2	0.30	05/25/37	5,243		1,802,227
Series 2006-HE2, Class A3 1,2	0.35	08/25/36	8,220		3,421,457
Series 2007-HE1, Class A3 1,2	0.35	05/25/37	1,617		560,693

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Schedule of Investments (Unaudited) (continued)
September 30, 2015
			Principal
	Interest		Amount
	Rate	Maturity	(000s	)	Value
RESIDENTIAL MORTGAGE RELATED HOLDINGS (continued)
Series 2007-HE1, Class A4 1,2	0.42%	05/25/37	$3,065		$1,076,410
Series 2006-HE1, Class A4 1,2	0.49	03/25/36	718		452,035
JP Morgan Alternative Loan Trust
Series 2007-A1, Class 2A1 1	2.42	03/25/37	5,134		4,129,449
JP Morgan Resecuritization Trust
Series 2012-2, Class 1A8 1,5,6	2.44	03/26/37	5,821		4,784,165
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1	6.63	04/15/40	5,300		5,721,785
Mastr Asset Backed Securities Trust
Series 2006-NC3, Class A3 1,2	0.29	10/25/36	2,349		1,403,722
Series 2006-NC2, Class A4 1,2	0.34	08/25/36	10,765		5,375,955
Series 2006-NC3, Class A4 1,2	0.35	10/25/36	8,201		4,944,413
Series 2006-HE5, Class A3 1,2	0.35	11/25/36	14,954		9,290,565
Series 2005-NC2, Class A4 1,2	0.54	11/25/35	7,750		5,245,954
Mid-State Trust X
Series 10, Class B	7.54	02/15/36	3,317		3,598,943
Nomura Resecuritization Trust
Series 2013-1R, Class 3A12 1,2,5,6	0.36	10/26/36	16,637		13,332,921
Series 2014-1R, Class 2A11 1,5,6	0.40	02/26/37	15,601		8,074,967
Series 2015-4R, Class 3A8 1,5,6	2.37	01/26/36	9,730		6,795,497
Series 2014-6R, Class 5A7 1,5,6	2.46	04/26/37	5,155		3,363,447
Series 2015-1R, Class 3A7 1,5,6	2.61	03/26/37	6,240		3,541,300
Series 2015-1R, Class 4A7 1,5,6	2.70	12/26/37	2,878		1,461,465
Series 2014-2R, Class 1A7 1,5,6	2.74	01/26/36	3,353		2,414,897
Series 2015-6R, Class 2A4 5,6	7.98	01/27/37	8,112		6,484,892
RALI Trust
Series 2007-QO3, Class A1 1,2,3	0.35	03/25/47	4,640		3,825,001
Series 2006-QO7, Class 2A1 1,3	1.05	09/25/46	9,349		6,732,053
RBSSP Resecuritization Trust
Series 2009-13, Class 7A2 5,6	5.75	01/26/36	1,500		1,576,603
Residential Asset Securitization Trust
Series 2005-A13, Class 1A1 1	0.89	10/25/35	3,903		2,912,495
RFMSI Trust
Series 2007-S3, Class 1A5 3	5.50	03/25/37	5,228		4,612,752
Securitized Asset Backed Receivables LLC Trust
Series 2006-HE2, Class A2C 1,2	0.34	07/25/36	8,615		4,487,240
Series 2006-NC3, Class A2B 1,2	0.34	09/25/36	8,530		4,287,142
Series 2007-NC1, Class A2B 1,2	0.34	12/25/36	782		434,109
Series 2007-BR4, Class A2B 1,2	0.39	05/25/37	6,459		4,010,563
Series 2007-NC1, Class A2C 1,2	0.40	12/25/36	250		139,929
Series 2007-BR4, Class A2C 1,2	0.48	05/25/37	7,247		4,562,211
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class A1A 1,3	0.90	02/25/47	5,457		4,351,846
Series 2006-AR8, Class 2A 1	1.05	10/25/46	7,537		5,534,083
Series 2007-HY5, Class 1A1 1	2.06	05/25/37	6,884		5,951,580
Series 2007-HY6, Class 2A1 1,3	2.23	06/25/37	6,829		5,955,389
Series 2006-AR10, Class 1A2	2.40	09/25/36	2,872		2,586,267
Series 2007-HY5, Class 3A1 1	4.43	05/25/37	2,086		1,946,807
Wells Fargo Mortgage Backed Securities Trust
Series 2005-2, Class 1B1	5.50	04/25/35	6,821		5,553,567
Total Non-Agency Mortgage-Backed Securities					361,173,943
TOTAL RESIDENTIAL MORTGAGE RELATED HOLDINGS
(Cost $372,519,451)					361,173,943
COMMERCIAL MORTGAGE RELATED HOLDINGS - 24.6%
Class B Notes - 0.7%
Cedar Park 7,8	11.00	05/31/17	600		600,000
(Acquired 06/25/15, Cost $600,000, 0.2%)
Holiday Inn 7,8	10.08	07/01/20	2,000		2,000,000
(Acquired 06/25/15, Cost $2,000,000, 0.5%)
Total Class B Notes					2,600,000
Commercial Mortgage-Backed Securities - 22.1%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ 3	5.42	10/10/45	14,010		14,268,022
Series 2007-3, Class AJ 3	5.56	06/10/49	10,600		10,919,781
Commercial Mortgage Trust
Series 2014-KYO, Class F 1,3,5,6	3.70	06/11/27	7,620		7,553,073
Series 2007-GG11, Class AJ 3	6.05	12/10/49	10,642		10,915,212

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Schedule of Investments (Unaudited) (continued)
September 30, 2015
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
COMMERCIAL MORTGAGE RELATED HOLDINGS (continued)
Del Coronado Trust
Series 2013-HDMZ, Class M 1,5,6	5.21%	03/15/18	$8,500	$8,457,500
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AJ 3	6.45	09/15/45	10,000	10,412,820
Morgan Stanley Capital I, Inc.
Series 1998-HF1, Class K 5,6	6.19	03/15/30	3,146	3,098,945
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AJ 3	5.41	12/15/43	11,500	11,602,442
Series 2007-C33, Class AJ 3	6.15	02/15/51	10,250	10,548,541
Total Commercial Mortgage-Backed Securities				87,776,336
Mezzanine Loan - 1.8%
BOCA Mezzanine 6	8.20	08/09/16	7,107	7,106,803
TOTAL COMMERCIAL MORTGAGE RELATED HOLDINGS
(Cost $96,483,621)				97,483,139
INTEREST-ONLY SECURITIES - 0.7%
Federal Home Loan Mortgage Corp. Strips
Series 304, Class C60 9	3.50	12/15/42	8,174	1,596,329
Federal National Mortgage Association REMICS
Series 2013-32, Class IG 9	3.50	04/25/33	7,183	1,021,601
TOTAL INTEREST-ONLY SECURITIES
(Cost $3,413,672)				2,617,930
CORPORATE BONDS - 10.3%
Automotive - 0.3%
American Axle & Manufacturing, Inc. 3	6.63	10/15/22	1,300	1,306,500
Basic Industry - 0.8%
Arch Coal, Inc.	7.25	06/15/21	1,750	105,000
Hexion, Inc. 3	9.00	11/15/20	1,350	810,000
INEOS Group Holdings SA 3,5,6,10	6.13	08/15/18	1,350	1,272,375
PulteGroup, Inc. 3	6.38	05/15/33	1,000	1,027,500
Total Basic Industry				3,214,875
Consumer Goods - 0.7%
ACCO Brands Corp. 3	6.75	04/30/20	1,350	1,404,000
Post Holdings, Inc. 3	7.38	02/15/22	1,300	1,319,500
Total Consumer Goods				2,723,500
Energy - 1.1%
BreitBurn Energy Partners LP	7.88	04/15/22	1,325	473,688
Calfrac Holdings LP 3,5,6	7.50	12/01/20	1,350	843,750
EV Energy Partners LP 3	8.00	04/15/19	1,250	850,000
Ferrellgas Partners LP 3	8.63	06/15/20	700	700,000
Global Partners LP 3	6.25	07/15/22	500	440,000
ION Geophysical Corp.	8.13	05/15/18	500	280,000
Linn Energy LLC	7.75	02/01/21	1,000	230,000
W&T Offshore, Inc.	8.50	06/15/19	1,250	556,250
Total Energy				4,373,688
Healthcare - 1.4%
CHS/Community Health Systems, Inc. 3	7.13	07/15/20	1,300	1,352,000
HCA, Inc. 3	5.88	05/01/23	1,350	1,400,625
inVentiv Health, Inc. 3	10.00	08/15/18	335	323,275
Kindred Healthcare, Inc. 3	6.38	04/15/22	1,150	1,141,375
Service Corporation International 3	8.00	11/15/21	1,200	1,395,000
Total Healthcare				5,612,275
Leisure - 1.4%
Boyd Gaming Corp. 3	9.00	07/01/20	1,300	1,381,510
Chester Downs & Marina LLC 5,6	9.25	02/01/20	1,050	790,125
Isle of Capri Casinos, Inc. 3	5.88	03/15/21	850	875,500
MGM Resorts International 3	7.75	03/15/22	1,250	1,331,250
Palace Entertainment Holdings LLC 3,5,6	8.88	04/15/17	1,250	1,231,250
Total Leisure				5,609,635
Media - 1.2%
Cumulus Media Holdings, Inc. 3	7.75	05/01/19	850	609,875
Lamar Media Corp. 3	5.38	01/15/24	1,350	1,363,500
Mediacom Broadband LLC 3	6.38	04/01/23	1,300	1,228,500
National CineMedia LLC 3	6.00	04/15/22	1,325	1,338,250
Total Media				4,540,125

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Schedule of Investments (Unaudited) (continued)
September 30, 2015
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
CORPORATE BONDS (continued)
Retail - 0.5%
L Brands, Inc. 3	7.60%	07/15/37	$900	$992,250
New Albertsons, Inc.	7.75	06/15/26	850	811,750
Roundy’s Supermarkets, Inc. 3,5,6	10.25	12/15/20	500	338,750
Total Retail				2,142,750
Services - 0.9%
Avis Budget Car Rental LLC 3	5.50	04/01/23	1,400	1,355,242
Casella Waste Systems, Inc. 3	7.75	02/15/19	1,000	980,000
Iron Mountain, Inc. 3	6.00	08/15/23	1,350	1,350,000
Total Services				3,685,242
Technology & Electronics - 0.3%
First Data Corp. 3	11.25	01/15/21	878	959,215
Telecommunications - 1.7%
CenturyLink, Inc.	7.65	03/15/42	1,000	765,000
FairPoint Communications, Inc. 3,5,6	8.75	08/15/19	925	962,000
Frontier Communications Corp. 3	7.13	01/15/23	1,350	1,109,565
Intelsat Luxembourg SA 10	7.75	06/01/21	650	429,000
Level 3 Financing, Inc. 3	8.63	07/15/20	950	992,750
Qwest Capital Funding, Inc.	6.88	07/15/28	250	211,250
T-Mobile USA, Inc. 3	6.63	04/01/23	1,350	1,336,500
Windstream Services LLC	7.50	06/01/22	1,000	755,000
Total Telecommunications				6,561,065
TOTAL CORPORATE BONDS
(Cost $48,687,856)				40,728,870
COLLATERALIZED LOAN OBLIGATION - 1.0%
Collateralized Loan Obligation - 1.0%
1776 CLO Ltd.
Series 2006-1A, Class E 1,5,6,10	4.81	05/08/20	4,000	3,846,000
TOTAL COLLATERALIZED LOAN OBLIGATION
(Cost $3,970,000)				3,846,000
			Shares	Value
PREFERRED STOCKS - 3.4%
Finance & Investment - 3.3%
Ally Financial, Inc., 7.00% 5			3,750	$3,780,586
Kimco Realty Corp., 6.00%			157,837	3,982,228
Public Storage, 6.00%			200,000	5,124,000
Total Finance & Investment				12,886,814
Telecommunication - 0.1%
Regency Centers Corp., 6.63%			21,213	535,628
TOTAL PREFERRED STOCKS
(Cost $13,275,836)				13,422,442
Total Investments - 133.9%
(Cost $549,255,504)				530,148,739
Liabilities in Excess of Other Assets - (33.9)%				(134,164,672)
TOTAL NET ASSETS - 100.0%				$395,984,067

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1-	Variable rate security - Interest rate shown is the rate in effect as of September 30, 2015.
2-	Security is a “step up” bond where the coupon increases or steps up at a predetermined date.
3-	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
4-	Security is an inverse floating rate bond.
5-	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the total value of all such securities was $146,546,003 or 37.0% of net assets.
6-	Private Placement.
7-	Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of September 30, 2015, the total value of all such securities was $2,600,000 or 0.7% of net assets.
8-	Restricted Illiquid Securities - Securities that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund's Board of Directors.
The values in the parenthesis represents the acquisition date, cost and the percentage of net assets, respectively. As of September 30, 2015, the total value of all such securities was $2,600,000 or 0.7% of net assets.
9-	Interest rate is based on the notional amount of the underlying mortgage pools.
10-	Foreign security or a U.S. security of a foreign company.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, term loans, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Brookfield Investment Management Inc.’s (the “Adviser”) Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Fair valuation procedures may be used to value a substantial portion of the assets of the Brookfield Mortgage Opportunity Income Fund Inc. (“Fund”). The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. Pursuant to the procedures, securities in the Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical assets or liabilities
•	Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), compares daily its prior day prices, prices on comparable securities and sales prices and challenges those prices that either remain unchanged or exceeds certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2015:

Valuation Inputs	Level 1	Level 2	Level 3 (1)	Total
Asset-Backed Securities	$-	$10,876,415	$-	$10,876,415
Residential Mortgage Related Holdings	-	-	361,173,943	361,173,943
Commercial Mortgage Related Holdings	-	-	97,483,139	97,483,139
Interest-Only Securities	-	-	2,617,930	2,617,930
Corporate Bonds	-	40,728,870	-	40,728,870
Collateralized Loan Obligation	-	-	3,846,000	3,846,000
Preferred Stocks	9,641,856	3,780,586	-	13,422,442
Total	$9,641,856	$55,385,871	$465,121,012	$530,148,739

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments (2)	$(363,482)	$-	$-	$(363,482)
Total Liabilities - Other Financial Instruments	$(363,482)	$-	$-	$(363,482)

(1)   The Fund generally uses evaluated bid prices provided by an independent pricing service on the valuation date as the primary basis for the fair value determinations. These evaluated bid prices are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or highevalue of such Level 3 investments.

(2) Other financial instruments include exchange traded futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Residential Mortgage Related Holdings	Commercial Mortgage Related Holdings	Interest-Only Securities	Collateralized Loan Obligation	Total
Balance as of June 30, 2015	$373,105,646	$107,786,402	$3,150,630	$3,955,200	$487,997,878
Accrued Discounts (Premiums)	3,135,636	(24,639)	(98,292)	-	3,012,705
Realized Gain (Loss)	1,893,705	660,390	-	-	2,554,095
Change in Unrealized Appreciation (Depreciation)	(7,587,921)	(965,894)	(434,408)	(109,200)	(9,097,423)
Purchases at cost	13,297,377	-	-	-	13,297,377
Sales proceeds	(22,670,500)	(9,973,120)	-	-	(32,643,620)
Balance as of September 30, 2015	$361,173,943	$97,483,139	$2,617,930	$3,846,000	$465,121,012
Change in unrealized gains or losses relating to assets still held at the reporting date	$(7,686,760)	$(837,189)	$(434,408)	$(109,200)	$(9,067,557)

The fair value of the Fund’s reverse repurchase agreements, which qualify as financial instruments under FASB Accounting Standards Codification (“ASC”) 820 “Disclosures about Fair Values of Financial Instruments”, approximates the carrying amounts presented below. As of September 30, 2015, this financial instrument is categorized as a Level 2 within the disclosure hierarchy.

For the three months ended September 30, 2015, there were no transfers between Levels.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at September 30, 2015 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$549,255,504	$6,530,558	$(25,637,323)	$(19,106,765)

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a  reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At September 30, 2015, the Fund had the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
RBC Capital Markets	0.91%	07/02/15	10/02/15	$8,631,000	$8,650,814
RBC Capital Markets	1.03%	08/27/15	11/25/15	8,191,000	8,199,179
RBC Capital Markets	1.04%	09/14/15	12/14/15	13,830,000	13,836,766
RBC Capital Markets	1.53%	07/02/15	10/02/15	12,154,000	12,201,104
RBC Capital Markets	1.56%	08/11/15	11/12/15	9,983,000	10,005,085
RBC Capital Markets	1.60%	09/24/15	12/23/15	17,762,000	17,767,531
RBC Capital Markets	1.60%	09/25/15	01/04/16	8,532,000	8,534,276
RBC Capital Markets	1.64%	07/20/15	10/20/15	20,309,000	20,376,415
RBC Capital Markets	1.65%	07/06/15	01/06/16	8,516,000	8,550,054
RBC Capital Markets	1.68%	08/19/15	11/19/15	8,702,000	8,719,492
RBC Capital Markets	1.73%	09/03/15	12/03/15	2,791,000	2,794,764
RBC Capital Markets	1.75%	07/06/15	01/06/16	8,924,000	8,961,842
RBC Capital Markets	1.78%	08/19/15	11/19/15	5,338,000	5,349,368
RBC Capital Markets	1.97%	08/26/15	02/26/16	22,343,000	22,387,119
				$156,006,000	$156,333,809

(1) The average daily balance of reverse repurchase agreements outstanding for the Fund during the three months ended September 30, 2015 was $159,623,087 at a weighted average interest rate of 1.57%.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
Residential Mortgage Related Holdings	$-	$20,309,000	$20,553,000	$22,343,000	$63,205,000
Commercial Mortgage Related Holdings	-	12,154,000	24,023,000	25,972,000	62,149,000
Corporate Bonds	-	8,631,000	22,021,000	-	30,652,000
	$-	$41,094,000	$66,597,000	$48,315,000	$156,006,000

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the three months ended September 30, 2015, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

As of September 30, 2015, the following futures contracts were outstanding.

Short:
Contracts	Type	Expiration Date	Value at September 30, 2015	Unrealized Depreciation

321	2 Year U.S. Treasury Note	December 2015	$70,309,031	$(93,455)
284	5 Year U.S. Treasury Note	December 2015	34,226,438	(210,607)
172	10 Year U.S. Treasury Note	December 2015	22,142,312	(59,420)

			$126,677,781	$(363,482)

The average notional value of futures contracts outstanding during the three months ended September 30, 2015 was $178,070,652, which represents the volume of activity during the period.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Mortgage Opportunity Income Inc.

By (Signature and Title)                      /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:  November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:  November 24, 2015

By (Signature and Title)                       /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:  November 24, 2015